Note 9 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 674
2027	3,915
2028	759
2029	806
2030	856
Thereafter	25,215
Total	$ 32,225